Other Long-term Assets	12 Months Ended
Dec. 31, 2022
Other Long-term Assets
Other Long-term Assets
12.	Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Copyrights, licenses, domain names, trademark and technology	2,617,164	2,117,688
Long-term receivable	58,366	1,638,572
Long-term interest receivables	98,594	100,397
Goodwill	595,280	2,166,486
Staff housing loans	55,275	39,228
Non-current deposits	150,666	174,357
Others	433,111	569,727
	4,008,456	6,806,455

Balances of copyrights and licenses represents prepaid minimum royalties for exploitation of related intellectual properties, which was amortized over the term of the respective licensing agreements or estimated amortization periods.

Goodwill

	December 31,	December 31,
	2021	2022
	RMB	RMB
Beginning balance	318,943	595,280
Additions	276,337	1,571,206
Ending balance	595,280	2,166,486

For the years ended December 31, 2021 and 2022, the carrying value of goodwill was mainly recorded under the games and related value-added services segment.The Group performed impairment tests using the qualitative and quantitative method and concluded that the goodwill was not impaired as at December 31, 2021 and 2022, therefore, no provision was recorded.

The Group made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China. Each individual staff housing loan is collateralized either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed varying from 1.5% to 4.75% and 2.1% to 4.75% per annum for the years ended December 31, 2021 and 2022, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2021 and 2022 amounted to approximately RMB29.2 million and RMB22.7 million, respectively. The amounts are reported under “Prepayments and other current assets” in the consolidated balance sheets (see Note 6).